Non-controlling interests	12 Months Ended
Dec. 31, 2024
Non-controlling interests
Non-controlling interests

31.Non-controlling interests

The following table shows the financial information of consolidated companies not entirely controlled by the Group, as required by IFRS 12. The amounts disclosed for each subsidiary are before intercompany eliminations and at and for the year ended December 31, 2024.

		Non-
(Functional	Group’s	controlling			Total
currency thousand)	percentage	interest	Functional	Total	equity/
Company	interest	percentage	currency	assets	(deficits)	Revenues	Net loss
Arpège SAS	95%	5%	Euro	226,526	20,450	82,720	(57,400)
Wolford AG	61%	39%	Euro	135,994	(59,492)	87,891	(51,092)
St. John Knits International, Incorporated	97%	3%	USD	110,571	(165,822)	79,267	(27,431)
St. John China Holdings Limited	78%	22%	HKD	1,412	(9,777)	2,884	(1,161)
Sergio Rossi S.p.A	99%	1%	Euro	62,907	12,628	41,910	(18,799)
Fosun Fashion Brands Management Co., Limited	80%	20%	CNY	9,059	(4,040)	301	(1,284)